FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2018
Financial Items [Abstract]
FINANCIAL ITEMS

Note 8 – Financial items

USDm	2018	2017	2016
Financial income
Interest income from cash and cash equivalents ¹⁾	2.7	1.6	0.2
Exchange rate adjustments, including gain from forward exchange rate contracts	0.6	2.7	2.6
Total	3.3	4.3	2.8

Financial expenses
Interest expenses on mortgage and bank debt ¹⁾	35.7	33.3	29.6
Exchange rate adjustments, including loss from forward exchange rate contracts	0.1	3.2	2.5
Commitment fee	2.6	2.4	1.6
Other financial expenses	0.9	1.7	3.6
Total	39.3	40.6	37.3

Total financial items	-36.0	-36.3	-34.5

1) Interest for financial assets and liabilities not at fair value through profit and loss.